Subsequent events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

35. Subsequent events

a. Issuance of Extrafarma subscription bonus shares

On February 23, 2022, the Company’s Board of Directors approved the issuance of 43,925 common shares within the authorized capital limit provided by art. 6 of the Company's Bylaws, due to the partial exercise of the rights conferred by the subscription warrants (see note 25) issued at the time of the conclusion of the purchase of Extrafarma by the Company, approved by the extraordinary general meeting of the Company held in January 31, 2014. The share capital of the Company will therefore be represented by 1,115,151,608 common shares, all of which are registered and without par value.

b. Impact of the conflict between Ukraine and Russia

The turmoil of the global financial markets and the scarcity of credit in the past led to lack of consumer confidence, increased market volatility and widespread reduction of business activity. An economic downturn could materially and adversely affect the liquidity, businesses and/or financial conditions of our customers, which could in turn result not only in decreased demand for our products, but also increased delinquencies in our accounts receivable.

On February 24, 2022, a full-scale military invasion of Ukraine by Russian troops was reported. Since then, global markets have been experiencing volatility and disruption following the escalation of geopolitical tensions and the start of the military conflict between these countries. Although the length and impact of the ongoing military conflict are highly unpredictable, the conflict in Ukraine has led and could further lead to market disruptions, including significant volatility in commodity prices, including crude oil and natural gas, which could impact the prices of LPG and oil-based fuel, and demand in the markets in which we operate. Additionally, governments in the United States and many other countries have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities. These sanctions, or even the threat of further sanctions, could result in Russia taking countermeasures or retaliatory actions which may lead to further market disruptions and an increase in crude oil and natural gas prices globally, which could negatively impact our business and operations.

Moreover, an eventual new global financial crisis could have a negative impact on our cost of borrowing and on our ability to obtain future borrowings. The disruptions in the financial markets could also lead to a reduction in available trade credit due to counterparties’ liquidity concerns. If we experience a decrease in demand for our products or an increase in delinquencies in our accounts receivable, or if we are unable to obtain borrowings our businesses, financial condition and results of operations could be materially adversely affected.

Additionally, the rapid escalation of COVID-19 pandemic across the world since the beginning of 2020 has had, and can continue to have, a number of negative impacts on our businesses, financial condition and results of operations.

c. Tender offers to purchase notes

On April 7, 2022, the subsidiary Ultrapar International commenced cash tender offers to purchase in the international market (i) up to the totality of the 5.25% notes due in 2026 and (ii) up to the Maximum Acceptance Amount of the 5.25% notes due in 2029, both issued by Ultrapar International and outstanding in the international market. The tender offers were subject to a maximum aggregate tender amount of US$ 550,003, which could be increased to up to US$ 600,000 at the sole discretion of Ultrapar International, consisting of the total amount to be spent by Ultrapar International in the purchase of the outstanding notes. The 2029 notes tender offer was also subject to a maximum acceptance amount corresponding to the difference between the maximum aggregate tender amount and the aggregate principal amount of the 2026 notes tendered and accepted for purchase (the “Maximum Acceptance Amount”).

As a result of the cash tender offers, Ultrapar International received valid offers for the purchase of 2026 and 2029 notes in the aggregate principal amount of US$ 114,329 and US$ 606,106, respectively. In view of this, it was decided to exercise their right to increase the initial aggregate tender amount to up to US$ 599,996, which was used to purchase (i) all of the 2026 tendered notes and (ii) the equivalent to the aggregate principal amount of US$ 485,667 of the 2029 tendered notes, representing 20.79% and 57.14% of the 2026 and 2029 outstanding notes, respectively. The purchase of the 2026 notes was settled on April 14 and 18, 2022, while the purchase of the 2029 notes was settled on April 27, 2022.

d. Update on Extrafarma’s sale process

Additionally, on May 18, 2021, Ultrapar entered into a share purchase and sale agreement for the sale of all shares of Extrafarma to Pague Menos. The completion of this transaction is subject to usual conditions precedent in such deals, including the approval by CADE. On May 7, 2022, CADE’s General Superintendent’s Office recommended the approval of the transaction, contingent on the execution of a Merger Control Agreement (“Acordo em Controle de Concentrações”) between Pague Menos and CADE, whereby Pague Menos shall undertake certain remedial measures to mitigate potential competitive issues arising out of the transaction. The recommendation made by the General’s Superintendent’s Office is now subject to CADE’s Tribunal review, which shall issue a final decision on the matter.